Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Due from banks, non-interest-bearing	$ 1,629	$ 609
Due from banks, interest-bearing	10,771	11,078
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,132	8,082
Investment securities available for sale at fair value	3,994	6,707
Mortgage-backed securities held to maturity (fair value-2011 $4,248)	0	3,888
Loans held for sale	4,875	413
Loans receivable, net of allowance for loan losses (2012 $860; 2011 $805)	84,291	75,339
Accrued interest receivable	657	543
Investment in Federal Home Loan Bank stock, at cost	437	616
Premises and equipment, net	1,608	1,124
Other real estate owned, net	170	185
Prepaid expenses and other assets	811	605
Total Assets	117,375	109,189
LIABILITIES
Deposits, interest-bearing	97,038	88,525
Federal Home Loan Bank advances	2,000	3,800
Accrued interest payable	81	98
Advances from borrowers for taxes and insurance	991	822
Accrued expenses and other liabilities	428	248
Total Liabilities	100,538	93,493
STOCKHOLDERS' EQUITY
Preferred stock - $0.01 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock - $0.01 par value; 9,000,000 shares authorized; 1,388,625 issued; 983,821 and 987,126 outstanding at December 31, 2012 and December 31, 2011, respectively	14	14
Additional paid-in capital	13,559	13,513
Treasury stock, at cost (2012 404,804 shares; 2011 401,499 shares)	(3,716)	(3,683)
Unallocated common stock held by:
Employee Stock Ownership Plan (ESOP)	(623)	(727)
Recognition & Retention Plan Trust (RRP)	(200)	(280)
Accumulated other comprehensive income (loss)	60	(56)
Retained earnings	7,743	6,915
Total Stockholders' Equity	16,837	15,696
Total Liabilities and Stockholders' Equity	$ 117,375	$ 109,189